ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Recharge card	¥ 228,655		¥ 156,003
Refund liability	190,591		128,940
Accrued payroll and employee benefits	72,715		83,955
VAT and other tax payables	10,680		4,629
Accrued compensation for minority shareholder litigation			20,894
Professional service fee	5,881		9,454
Payable for advertisement			5,611
Others	8,574		7,425
Total	¥ 517,096	$ 72,831	¥ 416,911